Trade and Other Payables	12 Months Ended
Mar. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
31)	TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2020	2021
Trade payables	21,018	23,812
Accrued expenses	49,729	29,769
Total	70,747	53,581

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 5 and 35.